Business Combinations - Schedule of Expected Future Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	$ 87,425	$ 114,944	$ 123,351
Developed Software [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	11,905	15,966
Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	17,427	$ 21,855
VIZIYA [Member]
Business Acquisition [Line Items]
2019	3,029
2020	3,029
2021	3,029
2022	1,696
2023	1,029
2024	340
Finite Lived Intangible Assets Net	12,152
VIZIYA [Member] | Customer Relationships and Brand [Member]
Business Acquisition [Line Items]
2019	1,029
2020	1,029
2021	1,029
2022	1,029
2023	1,029
2024	340
Finite Lived Intangible Assets Net	5,485
VIZIYA [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2019	2,000
2020	2,000
2021	2,000
2022	667
Finite Lived Intangible Assets Net	6,667
IRD [Member]
Business Acquisition [Line Items]
2019	3,805
2020	3,805
2021	3,805
2022	2,932
2023	2,310
2024	966
Finite Lived Intangible Assets Net	17,623
IRD [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2019	1,495
2020	1,495
2021	1,495
2022	622
Finite Lived Intangible Assets Net	5,107
IRD [Member] | Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
2019	2,310
2020	2,310
2021	2,310
2022	2,310
2023	2,310
2024	966
Finite Lived Intangible Assets Net	12,516
iCOMS [Member]
Business Acquisition [Line Items]
2019	90
2020	90
2021	90
2022	55
2023	38
2024	7
Finite Lived Intangible Assets Net	370
iCOMS [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2019	52
2020	52
2021	52
2022	17
Finite Lived Intangible Assets Net	173
iCOMS [Member] | Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
2019	38
2020	38
2021	38
2022	38
2023	38
2024	7
Finite Lived Intangible Assets Net	$ 197